Financial and capital risk management (Details 2) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ (471)	$ 563	$ (469)	$ 755
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(455)	558	(469)	774
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(18)	4	(1)	(21)
CDI & TJLP vs. US$ Fixed and Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(117)	134	(130)	178
Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(23)	23	(28)	30
Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(318)	376	(346)	538
SOFR Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	12	12	44	15
Treasury Forwards [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(9)	13	(9)	13
Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(19)	4	(2)	(20)
Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	1		1	(1)
Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ 2	$ 1	$ 1	$ 2